Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Retirement Benefit Plans
The amounts recognised in the balance sheet were as follows:

	Group
	2019 £m	2018 £m
Assets/(liabilities)
Funded defined benefit pension scheme – surplus	669	842
Funded defined benefit pension scheme – deficit	(239)	(75)
Unfunded pension and post retirement medical benefits	(41)	(39)

Total net assets	389	728

Summary of Pension Remeasurement Losses/(Gains) Recognised In Other Comprehensive Income	Remeasurement losses/(gains) recognised in other comprehensive income during the year were as follows:

	Group
	2019 £m	2018 £m	2017 £m
Pension remeasurement	522	(470)	103

Total defined benefit plan amount charged to the income statement
The total amount charged to the income statement was as follows:

	Group
	2019 £m	2018 £m	2017 £m
Net interest income	(23)	(7)	(5)
Current service cost	34	41	31
Past service and GMP costs	1	41	1
Administration costs	8	8	8

	20	83	35

Summary of Amounts Recognised in Other Comprehensive Income
The amounts recognised in other comprehensive income were as follows:

	Group
	2019 £m	2018 £m	2017 £m
Return on plan assets (excluding amounts included in net interest expense)	(855)	246	(435)
Actuarial losses/(gains) arising from changes in demographic assumptions	42	(56)	(151)
Actuarial (gains)/losses arising from experience adjustments	(42)	15	(11)
Actuarial losses/(gains) arising from changes in financial assumptions	1,377	(675)	700

Pension remeasurement	522	(470)	103

Disclosure of Movements in Present Value of Defined Benefit Obligations
Movements in the present value of defined benefit scheme obligations were as follows:

	Group
	2019 £m	2018 £m
At 1 January	(10,804)	(11,583)
Current service cost paid by Santander UK plc	(22)	(27)
Current service cost paid by subsidiaries	(12)	(14)
Current service cost paid by fellow Banco Santander subsidiaries	0	—
Interest cost	(308)	(282)
Employer salary sacrifice contributions	(9)	(6)
Past service cost	(1)	(1)
GMP equalisation cost	0	(40)
Remeasurement due to actuarial movements arising from:
- Changes in demographic assumptions	(42)	56
- Experience adjustments	42	(15)
- Changes in financial assumptions	(1,377)	675
Benefits paid	375	433

At 31 December	(12,158)	(10,804)

Disclosure of Movements in Fair Value of Schemes' Assets
Movements in the fair value of the schemes’ assets were as follows:

	Group
	2019 £m	2018 £m
At 1 January	11,532	11,746
Interest income	331	289
Contributions paid by employer and scheme members	212	184
Contributions paid by fellow Banco Santander subsidiaries	0	—
Administration costs paid	(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)	855	(246)
Benefits paid	(375)	(433)

At 31 December	12,547	11,532

Summary of Composition and Fair Value of Plan Assets
The composition and fair value of the schemes’ assets by category was:

	Group
	Quoted prices in active markets		Prices not quoted in active markets		Total
2019	£m	%	£m	%	£m	%
UK equities	128	1	0	0	128	1
Overseas equities	1,742	14	933	7	2,675	21
Corporate bonds	1,333	11	444	4	1,777	15
Government fixed interest bonds	2,710	22	0	0	2,710	22
Government index-linked bonds	4,543	35	0	0	4,543	35
Property	0	0	1,332	11	1,332	11
Derivatives	0	0	94	1	94	1
Cash	0	0	984	8	984	8
Repurchase agreements (1)	0	0	(3,263)	(26)	(3,263)	(26)
Other	0	0	1,567	12	1,567	12

	10,456	83	2,091	17	12,547	100

2018
UK equities	159	1	—	—	159	1
Overseas equities	1,854	16	878	8	2,732	24
Corporate bonds	1,536	13	311	3	1,847	16
Government fixed interest bonds	2,636	23	—	—	2,636	23
Government index-linked bonds	4,248	37	—	—	4,248	37
Property	—	—	1,143	10	1,143	10
Derivatives	—	—	65	—	65	—
Cash	—	—	662	6	662	6
Repurchase agreements (1)	—	—	(2,981)	(26)	(2,981)	(26)
Other	—	—	1,021	9	1,021	9

	10,433	90	1,099	10	11,532	100

(1)	Sale and repurchase agreements net of purchase and resale agreements.

Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes
The principal actuarial assumptions used for the defined benefit schemes were:

	Group
	2019%	2018%	2017%
To determine benefit obligations:
- Discount rate for scheme liabilities	2.1	2.9	2.5
- General price inflation	3.0	3.2	3.2
- General salary increase	1.0	1.0	1.0
- Expected rate of pension increase	2.9	2.9	2.9

	Years	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
- Males	27.3	27.3	27.4
- Females	29.8	30.1	30.1
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
- Males	28.9	28.7	28.9
- Females	31.3	31.6	31.7

Summary of Actuarial Assumption Sensitivities
The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		(Decrease)/ increase
Assumption	Change in pension obligation at year-end from	2019 £m	2018 £m
Discount rate	25 bps increase	(564)	(483)
General price inflation	25 bps increase	407	350
Mortality	Each additional year of longevity assumed	419	335

Disclosure of Benefits Expected To Be Paid
The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter are:

Year ending 31 December	£m
2020	332
2021	308
2022	330
2023	343
2024	364
Five years ending 2029	2,083